Derivatives Instruments (Notional Volumes of Outstanding Derivatives Designated for Regulatory Deferral) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($) MMBTU MWh t
Commodity swaps and forwards | Coal | 2024
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | t	1
Commodity swaps and forwards | Coal | 2025-2026
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | t	0
Commodity swaps and forwards | Natural gas | 2024
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	16
Commodity swaps and forwards | Natural gas | 2025-2026
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	10
Commodity swaps and forwards | Power | 2024
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	1
Commodity swaps and forwards | Power | 2025-2026
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	1
Physical natural gas purchases | Natural gas | 2024
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	7
Physical natural gas purchases | Natural gas | 2025-2026
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	6
Foreign Exchange Swaps and Forward Contracts | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle | $	$ 241
Weighted average rate	1.3155
% of USD requirements	63.00%
Foreign Exchange Swaps and Forward Contracts | 2025-2026
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle | $	$ 70
Weighted average rate	1.3197
% of USD requirements	17.00%